Expense Example, No Redemption - Elements U.S. Small Cap Portfolio	Oct. 01, 2020 USD ($)
Class M
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	$ 847